Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While we do not currently grant stock options or similar option-like instruments, such as stock appreciation rights, we are providing information regarding our procedures related to the grant of equity awards close in time to the release of material non-public information. We have not granted stock options since 2017.

While the Committee has generally determined to make our annual equity award grants at the regular meeting of the Committee held in the first quarter of each year, the Company does not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule. The Committee meeting date, or the next business day if the meeting falls on a day where the Nasdaq Global Select Market is closed for trading, is typically the effective grant date for the grants.

We also may grant equity awards to recognize increased responsibilities or special contributions, attract new hires, retain executives or recognize certain other special circumstances that occur throughout the year. The effective date of these grants is determined based on the timing of the recognition or recruitment event and approved on or in advance of the effective date of the grant. The exercise/grant price is the fair market value of our common stock on the effective date. The Committee approves all equity grants to executive officers. We do not permit repricing of stock options without stockholder approval.
Award Timing Method	While we do not currently grant stock options or similar option-like instruments, such as stock appreciation rights, we are providing information regarding our procedures related to the grant of equity awards close in time to the release of material non-public information. We have not granted stock options since 2017.

While the Committee has generally determined to make our annual equity award grants at the regular meeting of the Committee held in the first quarter of each year, the Company does not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule. The Committee meeting date, or the next business day if the meeting falls on a day where the Nasdaq Global Select Market is closed for trading, is typically the effective grant date for the grants.

We also may grant equity awards to recognize increased responsibilities or special contributions, attract new hires, retain executives or recognize certain other special circumstances that occur throughout the year. The effective date of these grants is determined based on the timing of the recognition or recruitment event and approved on or in advance of the effective date of the grant. The exercise/grant price is the fair market value of our common stock on the effective date. The Committee approves all equity grants to executive officers. We do not permit repricing of stock options without stockholder approval.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	While we do not currently grant stock options or similar option-like instruments, such as stock appreciation rights, we are providing information regarding our procedures related to the grant of equity awards close in time to the release of material non-public information. We have not granted stock options since 2017.

While the Committee has generally determined to make our annual equity award grants at the regular meeting of the Committee held in the first quarter of each year, the Company does not have a formal policy or obligation that requires us to award equity or equity-based compensation on specific dates. Neither our Board nor our Compensation Committee takes material non-public information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public information for the purpose of impacting the value of executive compensation. We generally issue equity awards to our executive officers on a limited and infrequent basis, and not in accordance with any fixed schedule. The Committee meeting date, or the next business day if the meeting falls on a day where the Nasdaq Global Select Market is closed for trading, is typically the effective grant date for the grants.

We also may grant equity awards to recognize increased responsibilities or special contributions, attract new hires, retain executives or recognize certain other special circumstances that occur throughout the year. The effective date of these grants is determined based on the timing of the recognition or recruitment event and approved on or in advance of the effective date of the grant. The exercise/grant price is the fair market value of our common stock on the effective date. The Committee approves all equity grants to executive officers. We do not permit repricing of stock options without stockholder approval.
MNPI Disclosure Timed for Compensation Value	false